Description of Business (Details)				12 Months Ended
	Nov. 15, 2012	Jul. 10, 2008 CNY (¥)	Jul. 09, 2008 CNY (¥)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2010	Dec. 31, 2008
Description of business
Payments for facility improvements						¥ 950,000	¥ 3,592,397
Income before income taxes				$ (3,299,150)	¥ (22,692,613)	235,649,925	84,947,944
Number of reportable segments | segment				2	2
Operating segments
Description of business
Income before income taxes					¥ (22,692,613)	¥ 84,947,944	84,947,944
Foam insulation | Operating segments
Description of business
Income before income taxes							¥ 810,840	¥ (6,891,333)
Income before income tax expenses (as a percentage)							1.00%	(4.00%)
New Borun | Golden Direction
Description of business
Percentage of voting interests acquired									100.00%
New Borun | China High
Description of business
Percentage of voting interests acquired									25.76%
Golden Direction | China High
Description of business
Percentage of voting capital stock held									74.24%
China High | Shandong Borun
Description of business
Percentage of direct control	100.00%
China High | Shandong Borun
Description of business
Percentage of voting interests acquired										100.00%
Shandong Borun | Daqing Borun
Description of business
Total purchase price			¥ 139,000,000
Payments for facility improvements		¥ 110,000,000
Shandong Borun | Daqing Borun | Minimum
Description of business
Idle period prior to acquisition			1 year